Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10-K)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	21.00%	21.00%
Effect of U.S. tax law change	0.00%	0.00%
U.S. income subject to valuation allowance	(20.90%)	(14.60%)
State and local income taxes	(0.30%)	0.20%
Foreign income not subject to U.S. federal tax	0.00%	0.00%
Foreign tax	0.00%	0.00%
Nondeductible expenses	(0.10%)	(6.50%)
Other	0.00%	0.00%
Effective income tax rate	(0.30%)	(0.10%)